Retirement Benefits Southern Union Obligations and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 1,195	$ 1,257
Defined Benefit Plan, Service Cost	3
Defined Benefit Plan, Interest Cost	15
Defined Benefit Plan, Plan Amendments	0
Defined Benefit Plan, Benefits Paid	(71)
Defined Benefit Plan, Curtailments	0
Actuarial Loss and Other	(9)
Defined Benefit Plan, Fair Value of Plan Assets	906	941
Defined Benefit Plan, Actual Return on Plan Assets	22
Defined Benefit Plan, Contributions by Employer	14
Defined Benefit Plan, Funded Status of Plan	289
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	15
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	274
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(289)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(1)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	296	359
Defined Benefit Plan, Service Cost	1
Defined Benefit Plan, Interest Cost	3
Defined Benefit Plan, Plan Amendments	17
Defined Benefit Plan, Benefits Paid	(8)
Defined Benefit Plan, Curtailments	(80)
Actuarial Loss and Other	4
Defined Benefit Plan, Fair Value of Plan Assets	312	306
Defined Benefit Plan, Actual Return on Plan Assets	5
Defined Benefit Plan, Contributions by Employer	9
Defined Benefit Plan, Funded Status of Plan	(16)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	59
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	16
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	2
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	41
Defined Benefit Plan, Amounts Recognized in Balance Sheet	16
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ 15